STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 13 — STOCK-BASED COMPENSATION

Equity Compensation Plan

On January 22, 2026, the board of directors (the “Board”) of the Company approved the 2026 Equity Incentive Plan (the “2026 Plan”), which permits the grant of incentive share options (“ISOs”), non-qualified share options, performance unit awards, restricted share awards, restricted unit awards (“RSUs”), share appreciation rights and other stock awards (collectively, the “Awards” or “Award”) to employees, directors and consultants of the Company. The Company initially reserved 12 million shares of common stock (the “Share Reserve”) for issuance of awards under the 2026 Plan. The Share Reserve will automatically increase on January 1 of each year for a period of up five years commencing on January 1, 2026 and ending on and including January 1, 2031, in an amount equal to fifteen percent (15%) of the total number of shares of common stock outstanding on December 31, of the immediately preceding year. As of June 30, 2026, the number of shares available for issuance under the 2026 Plan was 2,000,000.

In the event of any recapitalization or otherwise changes its capital structure, or other such transaction as defined in the 2026 Plan, thereafter upon any exercise or satisfaction of a previously granted Awards, holders of such are entitled to receive (or purchase, if applicable) under such Award, in lieu of the number of common stock then covered by such Award, what the holder would have been entitled to pursuant to the terms of any such event. No fractional shares or rights for fraction shares of common stock shall be issued under the 2026 Plan.

Stock Options and Restricted Unit Awards

During the six months ended June 30, 2026, the Company’s Board approved grants for an aggregate of 10,000,000 RSUs to certain officers of the Company. The RSUs are subject to both time-based and market-based vesting conditions. The time-based RSUs vest in three tranches in April 2026, July 2026, and October 2026. There were 4,062,500 RSUs that vested during the six months ended June 30, 2026. No stock options were granted during the six months ended June 30, 2026, 2026. Stock-based compensation expense is measured based on the fair value of awards in accordance with ASC 718. Equity-classified awards are measured at their grant-date fair value and are not subsequently remeasured. The cost of stock-based compensation is recognized over the requisite service period, which is generally the vesting period of the respective award. There were no approved grants of RSUs issued during the six months ended June 30, 2025.

Stock Options

The following table summarizes the Company’s ISO activity and related information for the six months ended June 30, 2026:

	Number of Options	Weighted Avg Exercise Price	Weighted Average Contractual Term in Years
Outstanding at January 1, 2026	15,113,046	$1.07	7.44
Granted	—	—	—
Exercised	—	—	—
Forfeited, cancelled and expired	—	—	—
Outstanding at June 30, 2026	15,113,046	$1.07	6.94
Exercisable at June 30, 2026	14,768,046	$1.07	6.89

As of June 30, 2026, vested outstanding stock options had approximately $29,214,092 intrinsic value as the estimated fair value of the underlying common stock is greater than the exercise price. As of June 30, 2026, there was approximately $215,890 of total unrecognized share-based compensation related to unvested stock options, which the Company expects to recognize over the next 1.1 years. The Company did not grant any stock options, and there was no stock option activity during six months ended June 30, 2025.

The Company determined the fair market value of its Common Stock underlying the stock options based upon recent sales of securities.

The risk-free interest rate assumption for options granted is based upon observed interest rates on the United States government securities appropriate for the expected term of the Company’s employee stock options.

The Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. Accordingly, the Company has elected to use the “simplified method” to estimate the expected term of its share-based awards. The simplified method computes the expected term as the sum of the award’s vesting term plus the original contractual term divided by two.

Based on the lack of historical data of volatility for the Company’s common stock, the Company based its estimate of expected volatility on a weighted average of the historical volatility of comparable public companies that manufacture similar products and are similar in size, stage of life cycle, and financial leverage.

The dividend yield assumption for options granted is based on the Company’s history and expectation of dividend payouts. The Company has never declared or paid any cash dividends on its Common Stock, and the Company does not anticipate paying any cash dividends in the foreseeable future.

The Company recognizes stock option forfeitures as they occur as there is insufficient historical data to accurately determine future forfeitures rates.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award. The service period is generally the vesting period.

Restricted Unit Issuances

On January 23, 2026, the Company granted RSUs under the stock equity incentive plan to officers. The Company granted the CEO an award covering 6,000,000 shares of common stock, pursuant to which 2,437,500 shares vest on April 1, 2026, 1,687,500 shares vest on July 1, 2026 and 1,312,500 shares vest on October 1, 2026, in each case subject to continued service, and the remaining 562,500 shares vest upon the Company achieving specified fully diluted market capitalization thresholds of $250 million, $500 million and $750 million, with 187,500 shares vesting upon the achievement of each such milestone. On the same date, the Company granted the President an award covering 4,000,000 shares of common stock, pursuant to which 1,625,000 shares vest on April 1, 2026, 1,125,000 shares vest on July 1, 2026 and 875,000 shares vest on October 1, 2026, in each case subject to continued service, and the remaining 375,000 shares vest upon the Company achieving specified fully diluted market capitalization thresholds of $250 million, $500 million and $750 million, with 125,000 shares vesting upon the achievement of each such milestone. Each award is subject to the terms and conditions of the applicable award agreement and the stock equity incentive plan.

The following table summarizes the Company’s time based RSU activity for the six months ended June 30, 2026:

	Number of Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2025	—	$—
Granted	9,062,500	3.00
Vested	(4,062,500)	3.00
Forfeited or cancelled	—	—
Unvested as of June 30, 2026	5,000,000	$3.00

As of June 30, 2026, there was approximately $6,525,000 of total unrecognized share-based compensation related to unvested time-based RSUs, which the Company expects to recognize over the next 0.26 years.

None of the market based RSUs vested during the six months ended June 30,2026. As of June 30, 2026, there was approximately $1,568,334 of total unrecognized share-based compensation related to unvested market-based RSUs, which the Company expects to recognize over the next 3.74 years. The weighted average grant date fair value of the market-based RSUs unvested is $2.87 as of June 30. 2026. There were no approved grants of RSUs issued during the six months ended June 30, 2025.

The Company classifies stock-based compensation expense in the interim unaudited condensed statement of operations in the same manner in which the award recipient’s costs are classified in the interim unaudited condensed statement of operations. Total stock-based compensation expense for the three months ended June 30, 2026 and 2025 was $8,959,825 and $0, respectively. Total stock-based compensation expense for the six months ended June 30, 2026 and 2025 was $21,962,399 and $0, respectively.

NOTE 14 — STOCK-BASED COMPENSATION

Stock options

The following table summarizes the Company’s incentive stock option activity and related information for the years ended December 31, 2025 and 2024:

Weighted
	Weighted		Average
	Average		Contractual
Number of	Exercise		Term in
Options	Price		Years
Outstanding at January 1, 2024	8,973,046	$1.11	7.97
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Cancelled	—	—	—
Vested	—	—	—
Expired	—	—	—
Outstanding at December 31, 2024	8,973,046	1.11	6.97

Granted	6,140,000	1.00	10.00
Exercised	—	—	—
Forfeited	—	—	—
Cancelled	—	—	—
Vested	—	—	—
Expired	—	—	—
Outstanding at December 31, 2025	15,113,046	$1.07	7.44
Exercisable at December 31, 2025	14,653,046	$1.07	7.37

On August 4, 2025, the Company granted stock options to officers and certain employees to purchase an aggregate of 5,630,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The option vested in full upon the grant date and became exercisable immediately.

On August 4, 2025, the Company granted stock options to certain employees to purchase an aggregate of 460,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The options vest over a two-year period, with 25% vesting six months from the grant date and an additional 25% vesting every six months thereafter.

On September 4, 2025, the Company granted a nonemployee contractor a stock option to purchase 50,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The option vested in full upon the grant date and became exercisable immediately.

As of December 31, 2025, vested outstanding stock options had approximately $14,101,000 intrinsic value as the exercise price is greater than the estimated fair value of the underlying common stock. As of December 31, 2025, there was approximately $381,800 of total unrecognized share-based compensation related to unvested stock options, which the Company expects to recognize over the next 24 months.

The Company determined the fair market value of its Common Stock underlying the stock options based upon recent sales of securities and with the assistance of third parties.

The risk-free interest rate assumption for options granted is based upon observed interest rates on the United States government securities appropriate for the expected term of the Company’s employee stock options.

The Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. Accordingly, the Company has elected to use the “simplified method” to estimate the expected term of its share-based awards. The simplified method computes the expected term as the sum of the award’s vesting term plus the original contractual term divided by two.

Based on the lack of historical data of volatility for the Company’s common stock, the Company based its estimate of expected volatility on a weighted average of the historical volatility of comparable public companies that manufacture similar products and are similar in size, stage of life cycle, and financial leverage.

The dividend yield assumption for options granted is based on the Company’s history and expectation of dividend payouts. The Company has never declared or paid any cash dividends on its Common Stock, and the Company does not anticipate paying any cash dividends in the foreseeable future.

The Company recognizes stock option forfeitures as they occur as there is insufficient historical data to accurately determine future forfeitures rates.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award. The service period is generally the vesting period. The following assumptions were used to calculate share-based compensation expense for year ended December 31, 2025:

2025
Exercise price	1.00
Share price	1.00
Volatility	111.33% - 118.54%
Risk-free interest rate	3.65% - 3.77%
Dividend yield	0.0
Expected term	5.0 to 5.63 years